Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Employee Benefits
Wages and salaries	€ 13,251,000	€ 13,187,000	€ 11,558,000
Social security costs	1,710,000	1,433,000	1,346,000
Pension costs — defined contribution plans	1,037,000	910,000	868,000
Equity-settled share based payments	7,838,000	5,948,000	3,224,000
Total employee benefits expense	€ 23,836,000	€ 21,478,000	€ 16,996,000
Average number of employees for the period | employee	156.3	139.8	127.7
Research and Development | employee	113.8	118.3	89.2
General and Administrative | employee	36.6	36.1	29.6
Total number of employees at December 31 (converted to FTE) | employee	150.4	154.4	118.8
WBSO subsidies received for wages and salaries	€ 1,379,000	€ 714,000	€ 1,294,000
Netherlands
Employee Benefits
Total number of employees at December 31 (converted to FTE) | employee	135.3	143.1